ING Variable Portfolios, Inc.

ING VP Growth Portfolio

ING VP Value Opportunity Portfolio

(each “Portfolio” and collectively, “Portfolios”)

ING Variable Funds

ING VP Growth and Income Portfolio (“Portfolio”)

Supplement dated August 3, 2007

to the ADV Class Prospectus, Class I Prospectus and Class S Prospectus

each dated April 30, 2007

ING VP Growth and Income Portfolio

Effective immediately the first paragraph of the second column in the section entitled “ING VP Growth and Income Portfolio – Principal Investment Strategies” on page 6 of the ADV Class , Class I and Class S Prospectus is deleted in its entirety and replaced with the following:

The Sub-Adviser may invest principally in common stocks and securities convertible into common stock having significant potential for capital appreciation, may purchase common stocks principally for their income potential through dividends or may acquire securities having a mix of these characteristics.  The Portfolio may also engage in option writing.

ING VP Growth Portfolio and ING VP Value Opportunity Portfolio

On July 24, 2007 the Board of Directors of ING Variable Portfolios, Inc. approved changes to the ING VP Growth Portfolio’s and ING VP Value Opportunity Portfolio’s principal investment strategies and the portfolio managers.  These changes will become effective on November 12, 2007.

ING VP Growth Portfolio

1.                                       The section entitled “ING VP Growth Portfolio – Principal Investment Strategies” on page 8 of the ADV Class, Class I and Class S Prospectus is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests primarily in common stocks of larger U.S. companies. The Sub-Adviser defines large U.S. companies as companies having a market capitalization of at least $3 billion at the time of purchase. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions. The Portfolio may also invest a portion of its assets in stocks of small- and mid-sized companies.

In managing the Portfolio, the Sub-Adviser seeks to identify and purchase companies that it believes are likely to experience strong and accelerating business momentum.

The Sub-Adviser uses an internally developed quantitative model and applies it to a universe of approximately 1,200 common stocks to evaluate various criteria such as financial strength of each company and its potential for strong sustained earnings growth.  In ranking and selecting securities, the Sub-Adviser may consider key factors such as price trends and earnings valuations, litigation and/or headline risk, insider selling and other factors.

The Portfolio may invest up to 25% of its total assets in foreign securities. Included in this allotment for foreign investment are American Depositary Receipts (“ADRs”).

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. The Portfolio may also invest in certain higher risk investments, including derivatives.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

2.                                       The section entitled “ING VP Growth Portfolio - Risks” on page 8 of the ADV Class, Class I and Class S Prospectus is amended to add the following risks:

Market Trends—from time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all.

Manager – The Portfolio’s performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market.

3.                                       The section entitled “Sub-Adviser – ING VP Growth Portfolio” on page 30 of the ADV Class and on page 42 of the Class I and Class S Prospectus is deleted in its entirety and replaced with the following:

The following individuals are jointly responsible for the day-to-day management of ING VP Growth Portfolio:

Omar Aguilar, Ph.D., portfolio manager, has co-managed the Portfolio since November 2007.  Dr. Aguilar has been with ING IM since July 2004 and is head of quantitative equity.  He previously served as head of Lehman Brothers’ quantitative research for their alternative investment management business since January 2002.  Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

Vincent Costa, CFO, Senior Vice President and Head of Portfolio Management of Quantitative Equity, joined the ING IM in April 2006 as Head of Portfolio Management of quantitative equity.  He has co-managed the Portfolio since November 2007.  Prior to joining ING IM he was with Merrill Lynch Investment Management, where he worked for 7 years in quantitative equity leadership position, including managing director and head of their quantitative investments organization.  Mr. Costa has over 21 years of experience in the investment industry.

ING VP Value Opportunity Portfolio

1.                                       The section entitled “ING VP Value Opportunity Portfolio – Principal Investment Strategies” on page 10 of the ADV Class and on page 18 of the Class I and Class S Prospectus is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 65% of its total assets in common stocks of larger U.S companies. The Sub-Adviser defines large U.S. companies as companies having a market capitalization of at least $3 billion. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions. The Portfolio may also invest a portion of the Portfolio’s assets in stocks of small-and mid-sized companies.  In managing the Portfolio, the Sub-Adviser seeks to identify and purchase companies that it believes are likely to experience strong and accelerated business momentum and have attractive valuation.

The Sub-Adviser uses an internally developed quantitative model and applies it to a universe of approximately 1200 common stocks to evaluate the valuation of each company and its potential for strong sustained earnings growth.  In ranking and selecting securities, the Sub-Adviser may consider key factors such as price trends and earnings valuations, litigation and/or headline risk, insider selling, and other factors.

Additionally, the Portfolio may invest up to 25% of its total assets in foreign securities.  Included in this allotment for foreign investment are American Depositary Receipts (“ADRs”).

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.  The Portfolio may also invest in certain higher risk investments including derivatives.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of Portfolio securities to achieve its investment objective.

2.                                       The section entitled “ING VP Value Opportunity  Portfolio - Risks” on page 10 of the ADV Class and on page 18 of the Class I and Class S Prospectus is amended to add the following risks:

Market Trends - from time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the market could favor growth-oriented securities, or may not favor equities at all.

Manager – the Portfolio’s performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market.

Derivatives – derivatives are subject to the risk of changes in the marker price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates.  The use of certain derivative may have a leveraging effect which may increase the volatility of the Portfolio and may reduce its returns.

Other Investment Companies – the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease.  Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees,  administration fees and custodial fees) in addition to the expenses of the Portfolio.

Portfolio Turnover – a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

3.                                       The section entitled “Sub-Adviser – ING VP Value Opportunity Portfolio” on page 30 of the ADV Class and on page 43 of the Class I and Class S Prospectus is deleted in its entirety and replaced with the following:

The following individuals are jointly responsible for the day-to-day management of ING VP Value Opportunity Portfolio:

Omar Aguilar, Ph.D., portfolio manager, has co-managed the Portfolio since November 2007.  Dr. Aguilar has been with ING IM since July 2004 and is head of quantitative equity.  He previously served as head of Lehman Brothers’ quantitative research for their alternative investment management business since January 2002.  Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

Vincent Costa, CFO, Senior Vice President and Head of Portfolio Management of Quantitative Equity, joined the ING IM in April 2006 as Head of Portfolio Management of quantitative equity.  He has co-managed the Portfolio since November 2007.  Prior to joining ING IM he was with Merrill Lynch Investment Management, where he worked for 7 years in quantitative equity leadership position, including managing director and head of their quantitative investments organization.  Mr. Costa has over 21 years of experience in the investment industry.

Both Funds

1.                                       The section entitled “More Information About Risks – Other Risks” on page 35 of the ADV Class Prospectus is amended to delete the risk entitled “Management” and add it to the section entitled “More Information About Risks – Principal Risks.”

2.                                       The section entitled “More Information About Risks – Principal Risks - Management” on page 46 of Class I Prospectus and Class S Prospectus is hereby amended to add ING VP Growth Portfolio and ING VP Value Opportunity Portfolio.

ING VP Value Opportunity Portfolio

1.

Delete ING VP Value Opportunity Portfolio from the section entitled “More Information About Risks – Principal Risks – Derivatives” on page 32 of the ADV Class Prospectus and on page 45 of the Class I Prospectus and Class S Prospectus.

2.

The section entitled “More Information About Risks – Principal Risks – Portfolio Turnover” on page 34 of the ADV Class Prospectus and on page 48 of the Class I Prospectus and Class S Prospectus is amended to add ING VP Value Opportunity Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTUTRE REFERENCE

ING VARIABLE PORTFOLIOS, INC.

ING VP Growth Portfolio

ING VP Value Opportunity Portfolio

Supplement dated August 3, 2007

to the Adviser Class, Class I and Class S

Statement of Additional Information (“SAI”)

dated April 30, 2007

Effective November 12, 2007, Jeff Bianchi and Richard Welsh will no longer be the portfolio managers to ING VP Growth Portfolio and will be replaced with Omar Aguilar and Vincent Costa.  In addition, effective November 12, 2007, Michael Leskinen and Scott Lewis will no longer be the portfolio managers to ING VP Value Opportunity Portfolio and will be replaced with Omar Aguilar and Vincent Costa.

Effective November 12, 2007, the table and the footnotes thereto, in the section entitled “Portfolio Managers – Other Accounts Managed” on page 81 and 82 and the table in the sub-section entitled “Portfolio Manager Ownership of Securities” on page 85 of the Adviser Class, Class I and Class S SAI are deleted in their entirety and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Omar Aguilar(1)	65	$9,380,218,774	11	$680,860,088	38	(3)	$5,785,062,572
Joseph Basset(2)	4	$983,450,709	2	$87,387,125	6		$670,890,470
Christopher F. Corapi(2)	9	$3,319,427,820	0	N/A	3		$25,589,371
Vincent Costa(1)	65	$9,380,218,774	11	$680,860,088	38	(3)	$5,785,062,572
Brian Gendreau(2)	40	$5,615,566,107	0	$0	0		$0
Carl Ghielen(2)	8	$339,543,672	1	$97,340,183	1		$37,592,433
Martin Jansen(2)	8	$339,543,672	1	$97,340,183	1		$37,592,433
James B. Kauffmann(2)	44	$7,011,958,764	21	$3,982,935,259	34	(4)	$10,535,888,014
Scott Lewis(1)	2	$558,903,660	2	$107,359,713	1		$51,882,161
Steve Salopek(2)	4	$983,450,709	2	$87,387,125	6		$670,890,470
David S. Yealy(2)	15	$4,631,814,035	3	$164,835,876	1		$53,349,485
Paul Zemsky(2)	41	$5,618,095,886	0	N/A	0		N/A

(1)	As of March 31, 2007.

(2)	As of December 31, 2006.

(3)	3 of these Accounts with Total Assets of $532,696,953 have an advisory fee that is also based on the performance of the Account.

(4)	4 of these Accounts with Total Assets of $855,213,724 have an advisory fee that is also based on the performance of the Account.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolios owned by the portfolio managers including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Securities of the Portfolio Owned
Omar Aguilar(1)	$1-$10,000
Joseph Basset(2)	None
Christopher F. Corapi(2)	None
Vincent Costa(1)	None
Brian Gendreau(2)	None
Carl Ghielen(2)	None
Martin Jansen(2)	None
James B. Kauffmann(2)	$1-$10,000
Scott Lewis(1)	None
Steve Salopek(2)	None
David S. Yealy(2)	$1-$10,000
Paul Zemsky(2)	None

(1)          As of March 31, 2007.

(2)          As of December 31, 2006.

Effective November 12, 2007, the second paragraph in the sub-section entitled “Compensation” in the section entitled “Portfolio Managers” on page 83 is hereby deleted in its entirety and replaced with the following:

The Portfolio Managers for the Portfolios listed above are also eligible to participate in an annual cash incentive plan.  The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent.  As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators.  Investment performance is measured on both relative an absolute performance in all areas.  ING IM has defined indices (the S&P 500® Index and LBAB Index for Mr. Zemsky and Portfolio Manager to ING VP Balanced Portfolio; the S&P 500® Index for Mr. Aguilar as Portfolio Manager to ING VP Balanced Portfolio; the LBAB Index for Mr. Kauffmann as Portfolio Manager to ING VP Intermediate Bond Portfolio and ING VP Balanced Portfolio; the S&P 500® Index for Mr. Corapi and Mr. Lewis as Portfolio Managers for ING VP Growth and Income Portfolio; the Russell 1000 Growth Index for Mr. Aguilar and Mr. Costa as Portfolio Managers for ING VP Growth Portfolio; the S&P 500® Index, S&P MidCap 400 Index  and the S&P SmallCap 600 Index for Mr. Aguilar and Mr. Costa as Portfolio Managers for ING VP Index Plus LargaCap , ING VP Index Plus MidCap and ING VP Index Plus SmallCap Portfolios, respectively; the iMoney Net

First Tier Retail Index for Mr. Yealy as Portfolio Manager for ING VP Money Market Portfolio; the Russell 2000® Index for Mr. Saloped and Mr. Basset as Portfolio Managers for ING VP Small Company Portfolio; the Strategic Allocation Balanced Composite, the Strategic Allocation Growth Composite and the Strategic Allocation Income Composite for Mr. Zemsky and Mr. Gendreau as Portfolio Managers for the ING VP Strategic Allocation Conservative, ING VP strategic Allocation Growth and the Strategic Allocation Moderate Portfolios, respectively (these composites are comprised of the Russell 3000® Index, MSCI EAFE® Index and the LBAB Index); and the Russell 1000 Value Index for Mr. Aguilar and Mr. Costa as Portfolio Managers for the ING VP Value Opportunity Portfolio) and where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team.  The measures for each tem are outlined on a “scorecard” that is reviewed on an annual basis.  These scorecards measure investment performance versus peer groups over one- and three-year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributed to changes in the value of accounts’ investments) for all accounts managed by each team.  The results for overall ING IM scorecards are calculated on as asset weighted performance basis of the individual team scorecard.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

August 3, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C.  20549

RE:	ING Variable Portfolios, Inc.
(File Nos. 333-05173; 811-7651)
ING Variable Funds
(File Nos. 2-51739; 811-2514)

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing via the EDGAR system on behalf of ING Variable Portfolios, Inc. are supplements dated August 3, 2007 to the Adviser Class Prospectus, Class I Prospectus and Class S Prospectus and related Statement of Additional Information, each dated April 30, 2007 and on behalf of ING Variable Funds is a supplement dated August 3, 2007 to the Adviser Class Prospectus, Class I Prospectus and Class S Prospectus, each dated April 30, 2007.

If you have any questions concerning the attached filing, please contact Kim Palmer at (480) 477-2674 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Counsel
ING U.S. Legal Services

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com